Right of Use Assets - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 4,061	$ 581
2027	3,577	512
2028	3,650	522
2029	3,722	532
Total future minimum lease payments	15,010	2,147
Less: imputed interest	(970)	(139)
Present value of lease liabilities	¥ 14,040	$ 2,008	¥ 4,798